Share Based Compensation (Details) - Schedule of estimated fair value of options	12 Months Ended
Dec. 31, 2020 $ / shares
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Expected dividend yield	0.00%
Exercise multiple (in Dollars per share)	$ 2.2
Post-vesting forfeit rate	0.00%
Minimum [Member]
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Risk-free interest rates	0.56%
Expected life (years)	3 years
Expected volatility	70.60%
Fair value of underlying ordinary shares (in Dollars per share)	$ 16.32
Fair value of share option (in Dollars per share)	$ 8.8
Maximum [Member]
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Risk-free interest rates	0.57%
Expected life (years)	7 years
Expected volatility	72.20%
Fair value of underlying ordinary shares (in Dollars per share)	$ 20
Fair value of share option (in Dollars per share)	$ 19.84